N-6	Jun. 01, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Jun. 01, 2026
Amendment Flag	false
Nationwide Advisory VUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective May 1, 2026, in Appendix A: Underlying Mutual Funds Available Under the Policy, the values in the Current Expenses cell and the sum or total cell for the following underlying mutual fund(s) are deleted and replaced as follows:
Underlying Mutual Fund	Current Expenses	Current Expenses + Low Cost Sub-Account Fee
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0.60%*	0.60%

Portfolio Companies [Table Text Block]
Underlying Mutual Fund	Current Expenses	Current Expenses + Low Cost Sub-Account Fee
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0.60%*	0.60%

Nationwide Advisory VUL | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Current Expenses [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.60%